Derivative Liability - Schedule of Fair Value of Derivative Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability, beginning balance	$ 19,700
Change in fair value of derivative liabilities	276,100
Derivative liability, ending balance	295,800	$ 19,700
Unrealized losses relating to liability	$ 276,100